Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Cash flows from operating activities
Net loss including noncontrolling interest	$ (1,245,767)	$ (137,906)
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation and amortization	36,320	70,708
Changes in assets and liabilities
Decrease in accounts receivables		706,281
Decrease (increase) in other receivables and prepayments	350,172	(237,123)
Decrease in accounts, taxes, and other liabilities	(100,279)	(497,579)
Net cash used in operating activities	(959,554)	(95,619)
Cash flows from investing activities
Maturity of investments	331,372	143,759
Maturity of investments - related parties	968,277
Purchase of equipment and improvements	66,772
Net cash provided by investing activities	1,366,421	143,759
Cash flows from financing activities
(Decrease) increase in related party payable	(272,351)	9,489
Net cash (used in) provided by financing activities	(272,351)	9,489
Net Increase of Cash and Cash Equivalents	134,516	57,629
Effect of foreign currency translation on cash and cash equivalents	3,613	(82,665)
Cash and cash equivalents-beginning of year	15,926	38,600
Cash and cash equivalents-end of year	154,055	13,564
Supplemental cash flow disclosures
Interest received	25,036	46,172
Interest paid	4	15,147
Income taxes paid	$ 397	$ 491